TRADE AND NOTES RECEIVABLES, NET (Details Narrative)	12 Months Ended
	Dec. 31, 2022 USD ($)	Dec. 31, 2022 HKD ($)	Dec. 31, 2021 HKD ($)	Dec. 31, 2020 HKD ($)	Dec. 31, 2022 HKD ($)
Receivables [Abstract]
Billed receivables current	$ 15,719,000		$ 139,018,000		$ 122,612,000
Unbilled Receivables, Current	4,874,000		34,308,000		38,018,000
Notes receivable	233,000				$ 1,814,000
Charge to expense	$ 776,000	$ 6,052,000	$ 8,211,000	$ 10,286,000